Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies Fund
Class Name	Institutional Class Shares
Trading Symbol	BUIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Institutional Class for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-10-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$108	0.96%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Institutional Class (the "Class") returned 24.49% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	25.50%
Expenses (annual expense ratio)	-0.96%
Commissions	-0.05%
Class NAV Performance	24.49%

The Fund holds a combination of options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Institutional Class	24.49%	9.29%	8.68%
S&P 500® Index	38.02%	15.27%	14.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 424,235,000
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 3,066,940
Investment Company, Portfolio Turnover	54.65%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Net Assets (Thousands)	$424,235
Number of Holdings	45
Total Advisory Fee Paid	$3,066,940
Portfolio Turnover Rate	54.65%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	103.60%
Money Market Fund	0.23%
Options Written	-3.81%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 10% Buffer Strategies Fund to Vest US Large Cap 10% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 10% Buffer Strategies Fund to Vest US Large Cap 10% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies Fund
Class Name	Investor Class Shares
Trading Symbol	BUMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Investor Class for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-10-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$136	1.21%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Investor Class (the "Class") returned 24.16% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	25.42%
Expenses (annual expense ratio)	-1.21%
Commissions	-0.05%
Class NAV Performance	24.16%

The Fund holds a combination of options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Investor Class	24.16%	9.03%	8.47%
S&P 500® Index	38.02%	15.27%	14.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 424,235,000
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 3,066,940
Investment Company, Portfolio Turnover	54.65%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Net Assets (Thousands)	$424,235
Number of Holdings	45
Total Advisory Fee Paid	$3,066,940
Portfolio Turnover Rate	54.65%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	103.60%
Money Market Fund	0.23%
Options Written	-3.81%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 10% Buffer Strategies Fund to Vest US Large Cap 10% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 10% Buffer Strategies Fund to Vest US Large Cap 10% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies Fund
Class Name	Class A Shares
Trading Symbol	BUAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Class A for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-10-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A (without load)	$136	1.21%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Class A (without load) (the "Class") returned 24.13% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	25.39%
Expenses (annual expense ratio)	-1.21%
Commissions	-0.05%
Class NAV Performance	24.13%

The Fund holds a combination of options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Class A (without load)	24.13%	9.03%	8.23%
Class A (with load)	16.94%	7.74%	7.21%
S&P 500® Index	38.02%	15.27%	13.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 424,235,000
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 3,066,940
Investment Company, Portfolio Turnover	54.65%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Net Assets (Thousands)	$424,235
Number of Holdings	45
Total Advisory Fee Paid	$3,066,940
Portfolio Turnover Rate	54.65%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of October 31, 2024) Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	103.60%
Money Market Fund	0.23%
Options Written	-3.81%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 10% Buffer Strategies Fund to Vest US Large Cap 10% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 10% Buffer Strategies Fund to Vest US Large Cap 10% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies Fund
Class Name	Class C Shares
Trading Symbol	BUCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Class C for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-10-fund#fund-details
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	1.96%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Class C (the "Class") returned 23.26% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	25.27%
Expenses (annual expense ratio)	-1.96%
Commissions	-0.05%
Class NAV Performance	23.26%

The Fund holds a combination of options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Class C	23.26%	8.21%	7.32%
S&P 500® Index	38.02%	15.27%	13.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 424,235,000
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 3,066,940
Investment Company, Portfolio Turnover	54.65%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Net Assets (Thousands)	$424,235
Number of Holdings	45
Total Advisory Fee Paid	$3,066,940
Portfolio Turnover Rate	54.65%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	103.60%
Money Market Fund	0.23%
Options Written	-3.81%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 10% Buffer Strategies Fund to Vest US Large Cap 10% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 10% Buffer Strategies Fund to Vest US Large Cap 10% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Vest US Large Cap 10% Buffer Strategies Fund - Class R Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies Fund
Class Name	Class R Shares
Trading Symbol	BURGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Class R for the period of May 2, 2024 (inception) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-10-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$27¹	0.53%²

¹	Costs are for the period of May 2, 2024 to October 31, 2024. Costs for a full annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 27	[1]
Expense Ratio, Percent	0.53%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Class R (the "Class") returned 7.78% for the period of May 2, 2024 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	8.34%
Expenses (annual expense ratio)	-0.53%
Commissions	-0.03%
Class NAV Performance	7.78%

The Fund holds a combination of options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
Total Return Since Inception
Class R	7.78%
S&P 500® Index	13.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 424,235,000
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 3,066,940
Investment Company, Portfolio Turnover	54.65%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Net Assets (Thousands)	$424,235
Number of Holdings	45
Total Advisory Fee Paid	$3,066,940
Portfolio Turnover Rate	54.65%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	103.60%
Money Market Fund	0.23%
Options Written	-3.81%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 10% Buffer Strategies Fund to Vest US Large Cap 10% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 10% Buffer Strategies Fund to Vest US Large Cap 10% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies Fund
Class Name	Class Y Shares
Trading Symbol	BUYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Class Y for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-10-fund#fund-details
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$80	0.71%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Class Y (the "Class") returned 24.76% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	25.52%
Expenses (annual expense ratio)	-0.71%
Commissions	-0.05%
Class NAV Performance	24.76%

The Fund holds a combination of options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Class Y	24.76%	9.56%	8.76%
S&P 500® Index	38.02%	15.27%	13.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 424,235,000
Holdings Count | Holdings	45
Advisory Fees Paid, Amount	$ 3,066,940
Investment Company, Portfolio Turnover	54.65%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Net Assets (Thousands)	$424,235
Number of Holdings	45
Total Advisory Fee Paid	$3,066,940
Portfolio Turnover Rate	54.65%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	103.60%
Money Market Fund	0.23%
Options Written	-3.81%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 10% Buffer Strategies Fund to Vest US Large Cap 10% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 10% Buffer Strategies Fund to Vest US Large Cap 10% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies Fund
Class Name	Institutional Class Shares
Trading Symbol	ENGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Institutional Class for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-20-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Institutional Class (the "Class") returned 15.89% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	16.91%
Expenses (annual expense ratio)	-0.95%
Commissions	-0.07%
Class NAV Performance	15.89%

The Fund holds a combination of options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Institutional Class	15.89%	9.49%	10.34%
S&P 500® Index	38.02%	15.27%	14.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 117,589,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 609,662
Investment Company, Portfolio Turnover	24.41%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Net Assets (Thousands)	$117,589
Number of Holdings	41
Total Advisory Fee Paid	$609,662
Portfolio Turnover Rate	24.41%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	105.11%
Money Market Fund	0.87%
Options Written	-6.07%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 20% Buffer Strategies Fund to Vest US Large Cap 20% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 20% Buffer Strategies Fund to Vest US Large Cap 20% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies Fund
Class Name	Investor Class Shares
Trading Symbol	ENGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Investor Class for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-20-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$129	1.20%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Investor Class (the "Class") returned 15.58% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	16.85%
Expenses (annual expense ratio)	-1.20%
Commissions	-0.07%
Class NAV Performance	15.58%

The Fund holds a combination of options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Investor Class	15.58%	9.25%	10.07%
S&P 500® Index	38.02%	15.27%	14.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 117,589,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 609,662
Investment Company, Portfolio Turnover	24.41%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Net Assets (Thousands)	$117,589
Number of Holdings	41
Total Advisory Fee Paid	$609,662
Portfolio Turnover Rate	24.41%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	105.11%
Money Market Fund	0.87%
Options Written	-6.07%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 20% Buffer Strategies Fund to Vest US Large Cap 20% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 20% Buffer Strategies Fund to Vest US Large Cap 20% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies Fund
Class Name	Class A Shares
Trading Symbol	ENGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Class A for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-20-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A (without load)	$130	1.21%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Class A (without load) (the "Class") returned 15.65% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	16.93%
Expenses (annual expense ratio)	-1.21%
Commissions	-0.07%
Class NAV Performance	15.65%

The Fund holds a combination of options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Class A (without load)	15.65%	8.98%	9.87%
Class A (with load)	9.00%	7.69%	9.04%
S&P 500® Index	38.02%	15.27%	14.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 117,589,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 609,662
Investment Company, Portfolio Turnover	24.41%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Net Assets (Thousands)	$117,589
Number of Holdings	41
Total Advisory Fee Paid	$609,662
Portfolio Turnover Rate	24.41%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	105.11%
Money Market Fund	0.87%
Options Written	-6.07%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 20% Buffer Strategies Fund to Vest US Large Cap 20% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 20% Buffer Strategies Fund to Vest US Large Cap 20% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies Fund
Class Name	Class C Shares
Trading Symbol	ENGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Class C for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-20-fund#fund-details
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	1.95%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Class C (the "Class") returned 14.75% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	16.77%
Expenses (annual expense ratio)	-1.95%
Commissions	-0.07%
Class NAV Performance	14.75%

The Fund holds a combination of options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Class C	14.75%	8.26%	8.06%
S&P 500® Index	38.02%	15.27%	13.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 117,589,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 609,662
Investment Company, Portfolio Turnover	24.41%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Net Assets (Thousands)	$117,589
Number of Holdings	41
Total Advisory Fee Paid	$609,662
Portfolio Turnover Rate	24.41%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	105.11%
Money Market Fund	0.87%
Options Written	-6.07%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 20% Buffer Strategies Fund to Vest US Large Cap 20% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 20% Buffer Strategies Fund to Vest US Large Cap 20% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Vest US Large Cap 20% Buffer Strategies Fund - Class R Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies Fund
Class Name	Class R Shares
Trading Symbol	ENGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Class R for the period of May 2, 2024 (Inception) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-20-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$0	0.00%

Expenses reflect the small amount of net assest in Class R. Expenses would have been 0.49%.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Class R (the "Class") returned 5.64% for the period of May 2, 2024 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 13.43% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	5.68%
Commissions	-0.04%
Class NAV Performance	5.64%

The Fund holds a combination of options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
Total Return Since Inception
Class R	5.64%
S&P 500® Index	13.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 117,589,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 609,662
Investment Company, Portfolio Turnover	24.41%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Net Assets (Thousands)	$117,589
Number of Holdings	41
Total Advisory Fee Paid	$609,662
Portfolio Turnover Rate	24.41%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	105.11%
Money Market Fund	0.87%
Options Written	-6.07%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 20% Buffer Strategies Fund to Vest US Large Cap 20% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 20% Buffer Strategies Fund to Vest US Large Cap 20% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies Fund
Class Name	Class Y Shares
Trading Symbol	ENGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Class Y for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-20-fund#fund-details
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Class Y (the "Class") returned 16.15% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	16.93%
Expenses (annual expense ratio)	-0.71%
Commissions	-0.07%
Class NAV Performance	16.15%

The Fund holds a combination of options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Class Y	16.15%	9.72%	9.48%
S&P 500® Index	38.02%	15.27%	13.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 117,589,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 609,662
Investment Company, Portfolio Turnover	24.41%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Net Assets (Thousands)	$117,589
Number of Holdings	41
Total Advisory Fee Paid	$609,662
Portfolio Turnover Rate	24.41%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	105.11%
Money Market Fund	0.87%
Options Written	-6.07%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 20% Buffer Strategies Fund to Vest US Large Cap 20% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund's name changed from Cboe Vest US Large Cap 20% Buffer Strategies Fund to Vest US Large Cap 20% Buffer Strategies Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Vest S&P 500® Dividend Aristocrats Target Income Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Vest S&P 500® Dividend Aristocrats Target Income Fund
Class Name	Institutional Class Shares
Trading Symbol	KNGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund, Institutional Class for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$106	0.96%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Institutional Class (the "Class") returned 20.31% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Equity Holdings	24.18%
Options Holdings	-2.62%
Expenses (annual expense ratio)	-0.96%
Commissions	-0.29%
Class NAV Performance	20.31%

The Fund holds a combination of equities and options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the equities and options to which it is exposed. We attribute (allocate) the impact on the Class performance into four components. The first of the four components is the impact on the Class performance due to changes in the Fund's equity holdings. The second of the four components is the impact on the Class performance due to changes in the Fund's option holdings. The third component is the pro-rated expense ratio for this Class. The fourth component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Institutional Class	20.31%	8.58%	9.35%
S&P 500® Index	38.02%	15.27%	14.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 62,326,000
Holdings Count | Holdings	97
Advisory Fees Paid, Amount	$ 485,768
Investment Company, Portfolio Turnover	536.68%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Net Assets (Thousands)	$62,326
Number of Holdings	97
Total Advisory Fee Paid	$485,768
Portfolio Turnover Rate	536.68%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Kenvue, Inc.	1.81%
The Clorox Co.	1.72%
Air Products and Chemicals, Inc.	1.71%
Grainger WW, Inc.	1.71%
Pentair plc	1.70%
Cincinnati Financial Corp.	1.69%
Automatic Data Processing, Inc.	1.68%
Fastenal Co.	1.67%
Walmart, Inc.	1.67%
Abbvie, Inc.	1.66%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund to Vest S&P 500® Dividend Aristocrats Target Income Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund's name changed from Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund to Vest S&P 500® Dividend Aristocrats Target Income Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Vest S&P 500® Dividend Aristocrats Target Income Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Vest S&P 500® Dividend Aristocrats Target Income Fund
Class Name	Investor Class Shares
Trading Symbol	KNGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund, Investor Class for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$133	1.21%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Investor Class (the "Class") returned 20.05% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Equity Holdings	24.19%
Options Holdings	-2.64%
Expenses (annual expense ratio)	-1.21%
Commissions	-0.29%
Class NAV Performance	20.05%

The Fund holds a combination of equities and options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the equities and options to which it is exposed. We attribute (allocate) the impact on the Class performance into four components. The first of the four components is the impact on the Class performance due to changes in the Fund's equity holdings. The second of the four components is the impact on the Class performance due to changes in the Fund's option holdings. The third component is the pro-rated expense ratio for this Class. The fourth component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Investor Class	20.05%	8.30%	9.06%
S&P 500® Index	38.02%	15.27%	14.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 62,326,000
Holdings Count | Holdings	97
Advisory Fees Paid, Amount	$ 485,768
Investment Company, Portfolio Turnover	536.68%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Net Assets (Thousands)	$62,326
Number of Holdings	97
Total Advisory Fee Paid	$485,768
Portfolio Turnover Rate	536.68%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Kenvue, Inc.	1.81%
The Clorox Co.	1.72%
Air Products and Chemicals, Inc.	1.71%
Grainger WW, Inc.	1.71%
Pentair plc	1.70%
Cincinnati Financial Corp.	1.69%
Automatic Data Processing, Inc.	1.68%
Fastenal Co.	1.67%
Walmart, Inc.	1.67%
Abbvie, Inc.	1.66%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund to Vest S&P 500® Dividend Aristocrats Target Income Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund's name changed from Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund to Vest S&P 500® Dividend Aristocrats Target Income Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares
Shareholder Report [Line Items]
Fund Name	Vest S&P 500® Dividend Aristocrats Target Income Fund
Class Name	Class A Shares
Trading Symbol	KNGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund, Class A for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A (without load)	$133	1.21%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Class A (without load) (the "Class") returned 20.00% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Equity Holdings	24.18%
Options Holdings	-2.68%
Expenses (annual expense ratio)	-1.21%
Commissions	-0.29%
Class NAV Performance	20.00%

The Fund holds a combination of equities and options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the equities and options to which it is exposed. We attribute (allocate) the impact on the Class performance into four components. The first of the four components is the impact on the Class performance due to changes in the Fund's equity holdings. The second of the four components is the impact on the Class performance due to changes in the Fund's option holdings. The third component is the pro-rated expense ratio for this Class. The fourth component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Class A (without load)	20.00%	8.31%	9.08%
Class A (with load)	13.10%	7.03%	8.18%
S&P 500® Index	38.02%	15.27%	14.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 62,326,000
Holdings Count | Holdings	97
Advisory Fees Paid, Amount	$ 485,768
Investment Company, Portfolio Turnover	536.68%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Net Assets (Thousands)	$62,326
Number of Holdings	97
Total Advisory Fee Paid	$485,768
Portfolio Turnover Rate	536.68%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Kenvue, Inc.	1.81%
The Clorox Co.	1.72%
Air Products and Chemicals, Inc.	1.71%
Grainger WW, Inc.	1.71%
Pentair plc	1.70%
Cincinnati Financial Corp.	1.69%
Automatic Data Processing, Inc.	1.68%
Fastenal Co.	1.67%
Walmart, Inc.	1.67%
Abbvie, Inc.	1.66%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund to Vest S&P 500® Dividend Aristocrats Target Income Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund's name changed from Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund to Vest S&P 500® Dividend Aristocrats Target Income Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Vest S&P 500® Dividend Aristocrats Target Income Fund - Class C Shares
Shareholder Report [Line Items]
Fund Name	Vest S&P 500® Dividend Aristocrats Target Income Fund
Class Name	Class C Shares
Trading Symbol	KNGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund, Class C for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$215	1.96%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Class C (the "Class") returned 19.15% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Equity Holdings	24.29%
Options Holdings	-2.89%
Expenses (annual expense ratio)	-1.96%
Commissions	-0.29%
Class NAV Performance	19.15%

The Fund holds a combination of equities and options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the equities and options to which it is exposed. We attribute (allocate) the impact on the Class performance into four components. The first of the four components is the impact on the Class performance due to changes in the Fund's equity holdings. The second of the four components is the impact on the Class performance due to changes in the Fund's option holdings. The third component is the pro-rated expense ratio for this Class. The fourth component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Class C	19.15%	7.51%	8.25%
S&P 500® Index	38.02%	15.27%	14.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 62,326,000
Holdings Count | Holdings	97
Advisory Fees Paid, Amount	$ 485,768
Investment Company, Portfolio Turnover	536.68%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Net Assets (Thousands)	$62,326
Number of Holdings	97
Total Advisory Fee Paid	$485,768
Portfolio Turnover Rate	536.68%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Kenvue, Inc.	1.81%
The Clorox Co.	1.72%
Air Products and Chemicals, Inc.	1.71%
Grainger WW, Inc.	1.71%
Pentair plc	1.70%
Cincinnati Financial Corp.	1.69%
Automatic Data Processing, Inc.	1.68%
Fastenal Co.	1.67%
Walmart, Inc.	1.67%
Abbvie, Inc.	1.66%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund to Vest S&P 500® Dividend Aristocrats Target Income Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund's name changed from Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund to Vest S&P 500® Dividend Aristocrats Target Income Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Vest S&P 500® Dividend Aristocrats Target Income Fund - Class R Shares
Shareholder Report [Line Items]
Fund Name	Vest S&P 500® Dividend Aristocrats Target Income Fund
Class Name	Class R Shares
Trading Symbol	KNGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund, Class R for the period of May 2, 2024 (Inception) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Class R (the "Class") returned 6.81% for the period of May 2, 2024 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 13.43% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Equity Holdings	13.92%
Options Holdings	-6.96%
Commissions	-0.15%
Class NAV Performance	6.81%

The Fund holds a combination of equities and options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the equities and options to which it is exposed. We attribute (allocate) the impact on the Class performance into four components. The first of the four components is the impact on the Class performance due to changes in the Fund's equity holdings. The second of the four components is the impact on the Class performance due to changes in the Fund's option holdings. The third component is the pro-rated expense ratio for this Class. The fourth component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
Total Return Since Inception
Class R	6.81%
S&P 500® Index	13.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 62,326,000
Holdings Count | Holdings	97
Advisory Fees Paid, Amount	$ 485,768
Investment Company, Portfolio Turnover	536.68%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Net Assets (Thousands)	$62,326
Number of Holdings	97
Total Advisory Fee Paid	$485,768
Portfolio Turnover Rate	536.68%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Kenvue, Inc.	1.81%
The Clorox Co.	1.72%
Air Products and Chemicals, Inc.	1.71%
Grainger WW, Inc.	1.71%
Pentair plc	1.70%
Cincinnati Financial Corp.	1.69%
Automatic Data Processing, Inc.	1.68%
Fastenal Co.	1.67%
Walmart, Inc.	1.67%
Abbvie, Inc.	1.66%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund to Vest S&P 500® Dividend Aristocrats Target Income Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund's name changed from Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund to Vest S&P 500® Dividend Aristocrats Target Income Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Vest S&P 500® Dividend Aristocrats Target Income Fund - Class Y Shares
Shareholder Report [Line Items]
Fund Name	Vest S&P 500® Dividend Aristocrats Target Income Fund
Class Name	Class Y Shares
Trading Symbol	KNGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund, Class Y for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$78	0.71%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Class Y (the "Class") returned 20.64% for the period of November 1, 2023 to October 31, 2024. The Class underperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Equity Holdings	24.18%
Options Holdings	-2.54%
Expenses (annual expense ratio)	-0.71%
Commissions	-0.29%
Class NAV Performance	20.64%

The Fund holds a combination of equities and options contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the equities and options to which it is exposed. We attribute (allocate) the impact on the Class performance into four components. The first of the four components is the impact on the Class performance due to changes in the Fund's equity holdings. The second of the four components is the impact on the Class performance due to changes in the Fund's option holdings. The third component is the pro-rated expense ratio for this Class. The fourth component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance Average Annual Total Return
	1 Year	5 Year	Since Inception
Class Y	20.64%	8.87%	9.36%
S&P 500® Index	38.02%	15.27%	13.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 62,326,000
Holdings Count | Holdings	97
Advisory Fees Paid, Amount	$ 485,768
Investment Company, Portfolio Turnover	536.68%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Net Assets (Thousands)	$62,326
Number of Holdings	97
Total Advisory Fee Paid	$485,768
Portfolio Turnover Rate	536.68%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Kenvue, Inc.	1.81%
The Clorox Co.	1.72%
Air Products and Chemicals, Inc.	1.71%
Grainger WW, Inc.	1.71%
Pentair plc	1.70%
Cincinnati Financial Corp.	1.69%
Automatic Data Processing, Inc.	1.68%
Fastenal Co.	1.67%
Walmart, Inc.	1.67%
Abbvie, Inc.	1.66%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund to Vest S&P 500® Dividend Aristocrats Target Income Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund's name changed from Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund to Vest S&P 500® Dividend Aristocrats Target Income Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Vest Bitcoin Strategy Managed Volatility Fund
Class Name	Institutional Class Shares
Trading Symbol	BTCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund, Institutional Class for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/products/bitcoin-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$141	0.99%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Institutional Class (the "Class") returned 85.73% for the period of November 1, 2023 to October 31, 2024. The Class outperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This overperformance was due to the following:

Class NAV Performance Attributed to*:

Futures Plus Interest on Cash Equivalents	86.82%
Expenses (annual expense ratio)	-0.99%
Commissions	-0.10%
Class NAV Performance	85.73%

The Fund holds futures contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the futures to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's futures holdings plus interest earned on cash equivalents. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
Institutional Class	85.73%	13.32%
S&P 500® Index	38.02%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 7,590,000
Holdings Count | Holdings	1	[3]
Advisory Fees Paid, Amount	$ 46,662
Investment Company, Portfolio Turnover	456.06%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$7,590
Number of Holdings	1¹
Total Advisory Fee Paid	$46,662
Portfolio Turnover Rate	456.06%

[1]	Excludes derivatives held by the Fund

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Money Market Fund	83.18%
Cash	12.95%
Derivatives	2.24%
Other Assets, Net	1.63%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest Bitcoin Strategy Managed Volatility Fund to Vest Bitcoin Strategy Managed Volatility Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund's name changed from Cboe Vest Bitcoin Strategy Managed Volatility Fund to Vest Bitcoin Strategy Managed Volatility Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Vest Bitcoin Strategy Managed Volatility Fund
Class Name	Investor Class Shares
Trading Symbol	BTCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund, Investor Class for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/products/bitcoin-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$178	1.24%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Investor Class (the "Class") returned 86.33% for the period of November 1, 2023 to October 31, 2024. The Class outperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This overperformance was due to the following:

Class NAV Performance Attributed to*:

Futures Plus Interest on Cash Equivalents	87.67%
Expenses (annual expense ratio)	-1.24%
Commissions	-0.10%
Class NAV Performance	86.33%

The Fund holds futures contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the futures to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's futures holdings plus interest earned on cash equivalents. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Cumulative Performance

(based on a hypothetical $10,000 investment)

*	Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
Investor Class	86.33%	13.63%
S&P 500® Index	38.02%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 7,590,000
Holdings Count | Holdings	1	[4]
Advisory Fees Paid, Amount	$ 46,662
Investment Company, Portfolio Turnover	456.06%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$7,590
Number of Holdings	1¹
Total Advisory Fee Paid	$46,662
Portfolio Turnover Rate	456.06%

[1]	Excludes derivatives held by the Fund

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Money Market Fund	83.18%
Cash	12.95%
Derivatives	2.24%
Other Assets, Net	1.63%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest Bitcoin Strategy Managed Volatility Fund to Vest Bitcoin Strategy Managed Volatility Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund's name changed from Cboe Vest Bitcoin Strategy Managed Volatility Fund to Vest Bitcoin Strategy Managed Volatility Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Vest Bitcoin Strategy Managed Volatility Fund - Class R Shares
Shareholder Report [Line Items]
Fund Name	Vest Bitcoin Strategy Managed Volatility Fund
Class Name	Class R Shares
Trading Symbol	BTCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund, Class R for the period of May 2, 2024 (Inception) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/products/bitcoin-fund#fund-details
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$27¹	0.50%²

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Class R (the "Class") returned 17.77% for the period of May 2, 2024 to October 31, 2024. The Class outperformed its benchmark, the S&P 500® Index, which returned 13.43% for the same Period. This overperformance was due to the following:

Class NAV Performance Attributed to*:

Futures Plus Interest on Cash Equivalents	18.32%
Expenses (annual expense ratio)	-0.50%
Commissions	-0.05%
Class NAV Performance	17.77%

The Fund holds futures contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the futures to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's futures holdings plus interest earned on cash equivalents. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
Total Return Since Inception
Class R	17.77%
S&P 500® Index	13.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 7,590,000
Holdings Count | Holdings	1	[5]
Advisory Fees Paid, Amount	$ 46,662
Investment Company, Portfolio Turnover	456.06%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$7,590
Number of Holdings	1³
Total Advisory Fee Paid	$46,662
Portfolio Turnover Rate	456.06%

[3]	Excludes derivatives held by the Fund

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Money Market Fund	83.18%
Cash	12.95%
Derivatives	2.24%
Other Assets, Net	1.63%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest Bitcoin Strategy Managed Volatility Fund to Vest Bitcoin Strategy Managed Volatility Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund's name changed from Cboe Vest Bitcoin Strategy Managed Volatility Fund to Vest Bitcoin Strategy Managed Volatility Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares
Shareholder Report [Line Items]
Fund Name	Vest Bitcoin Strategy Managed Volatility Fund
Class Name	Class Y Shares
Trading Symbol	BTCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund, Class Y for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/products/bitcoin-fund#fund-details
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$128	0.89%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Class Y (the "Class") returned 87.26% for the period of November 1, 2023 to October 31, 2024. The Class outperformed its benchmark, the S&P 500® Index, which returned 38.02% for the same Period. This overperformance was due to the following:

Class NAV Performance Attributed to*:

Futures Plus Interest on Cash Equivalents	88.25%
Expenses (annual expense ratio)	-0.89%
Commissions	-0.10%
Class NAV Performance	87.26%

The Fund holds futures contracts designed to target the Fund's objective.

* The Class performance is impacted by changes in the values of the futures to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund's futures holdings plus interest earned on cash equivalents. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
Class Y	87.26%	13.66%
S&P 500® Index	38.02%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 7,590,000
Holdings Count | Holdings	1	[6]
Advisory Fees Paid, Amount	$ 46,662
Investment Company, Portfolio Turnover	456.06%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)

Fund Net Assets (Thousands)	$7,590
Number of Holdings	1¹
Total Advisory Fee Paid	$46,662
Portfolio Turnover Rate	456.06%

[1]	Excludes derivatives held by the Fund

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Money Market Fund	83.18%
Cash	12.95%
Derivatives	2.24%
Other Assets, Net	1.63%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Fund Name

On January 2, 2024, the Fund's name changed from Cboe Vest Bitcoin Strategy Managed Volatility Fund to Vest Bitcoin Strategy Managed Volatility Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

Material Fund Change Name [Text Block]

On January 2, 2024, the Fund's name changed from Cboe Vest Bitcoin Strategy Managed Volatility Fund to Vest Bitcoin Strategy Managed Volatility Fund. This was a change in name only; the Fund's objective and principal investment strategy remained the same.

[1]	Costs are for the period of May 2, 2024 to October 31, 2024. Costs for a full annual period would be higher.
[2]	Annualized.
[3]	Excludes derivatives held by the Fund
[4]	Excludes derivatives held by the Fund
[5]	Excludes derivatives held by the Fund
[6]	Excludes derivatives held by the Fund